Income Taxes, Effective Income Tax Rate Reconciliation (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Effective income tax rate reconciliation [Abstract]
Statutory federal income tax benefit					$ 3,578	$ 4,548
State tax benefit, net of federal taxes					45	48
Foreign tax					(2)	0
Foreign deferred exchange rate adjustments					(1,112)	899
Nondeductible/nontaxable items					(259)	(114)
New federal rate adjustment					0	(16,081)
Other					(72)	(1,085)
Valuation allowance decrease (increase)					(2,184)	11,779
Total income tax benefit expense	$ (1)	$ (1)	$ (5)	$ (3)	$ (6)	$ (6)